Cover Page	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	224
Local Phone Number	303-4651
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.001 par value
Trading Symbol	SRGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001760173
Amendment Description	On January 5, 2022, Surgalign Holdings, Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) reporting that on December 30, 2021, the Company completed the acquisition (the “Acquisition”) of forty-two percent (42%) of the issued and outstanding equity interests of Inteneural Networks Inc., a Delaware corporation (“INN”), pursuant to that certain Stock Purchase Agreement, dated as of December 30, 2021, by and among the Company, INN, Dearborn Capital Management LLC, Neva, LLC, Krzysztof Siemionow, MD, PhD and Pawel Lewicki, PhD. This Current Report on Form 8-K/A is being filed to amend the Initial Form 8-K to provide the financial statements and the pro forma financial information described below in accordance with the requirements of Item 9.01 of Form 8-K. The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and INN would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve following the Acquisition. Except as described in this Current Report on Form 8-K/A, the Initial Form 8-K remains unchanged.